Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans	$ 4,055	$ 1,529	$ 10,963	$ 5,452
Securities	221	223	683	704
Other	78	33	200	122
Total interest income	4,354	1,785	11,846	6,278
Interest Expense:
Deposits	315	67	670	298
Borrowed funds	25		81
Total interest expense	340	67	751	298
Net interest income	4,014	1,718	11,095	5,980
Provision for loan losses				2,500
Net interest income after provision for loan losses	4,014	1,718	11,095	3,480
Noninterest income:
Fees and service charges on deposit accounts	326	128	762	591
Gain (loss) on sale of other real estate owned			20	(204)
Mortgage Broker Fees	47	25	146	124
Gain on sale of securities	26	142	195
Income from bank-owned life insurance	95	69	331	154
Other	173	45	175	91
Total noninterest income	667	409	1,629	756
Noninterest expenses:
Salaries and employee benefits	2,576	1,564	9,633	4,580
Occupancy and equipment	576	299	1,441	1,244
Data and item processing services	341	120	948	566
Professional fees	171	124	776	521
Advertising and promotion	45	38	302	76
Stationery and supplies	46	25	148	99
Deposit insurance and general insurance	102	56	289	180
Merger and acquisition		258	1,501
Other	621	262	2,238	1,021
Total noninterest expenses	4,478	2,746	17,276	8,287
Income (Loss) before income taxes	203	(619)	(4,552)	(4,051)
Income tax benefit	49	(266)	(2,321)	(1,590)
Net income (loss)	$ 154	$ (353)	(2,231)	(2,461)
Preferred Stock dividend paid			(14)
Net loss available to common stockholders			$ (2,245)	$ (2,461)
Basic and Diluted earnings (loss) per share	$ 0.03	$ (0.09)	$ (0.56)